Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign exchange gain			$ 926	$ 482	$ 117
Financial income			9		8
Total non-operating income			935	483	146
Other				$ 1	$ 21
SEALS Corp
Foreign exchange gain	$ 125	$ 469
Financial income	55
Total non-operating income	$ 180	$ 469